Load [Member] Expense Example - Tennessee Tax-Free Income Series - Tennessee Tax-Free Income Series	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	$ 954